Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Intangible assets

Note 7 — Intangible assets

	Other	Customer Relationships	Broadcasting Rights/Sports Titles/Stadium Lease	Brand	Player Contracts	Goodwill	Total
	EUR	EUR	EUR	EUR	EUR	EUR	EUR
Cost:
At December 31, 2022	-	-	-	-	-	-	-
Additions	554,000	415,000	75,000	2,225,000	415,000	592,491	4,276,491
Disposals	-	-	-	-	-	-	-
At December 31, 2023	554,000	415,000	75,000	2,225,000	415,000	592,491	4,276,491

Accumulated amortization:
At December 31, 2022	-	-	-	-	-	-	-
Amortization on disposal	-	-	-	-	-	-	-
Amortization for the year	2,865	47,361	10,151	-	162,736	-	223,113
At December 31, 2023	2,865	47,361	10,151	-	162,736	-	223,113

Net carrying amount:
At December 31, 2022	-	-	-	-	-	-	-
At December 31, 2023	551,135	367,639	64,849	2,225,000	252,264	592,491	4,053,378

The cost of and amortization methods and periods used by the Group for goodwill, customer relationships, broadcasting rights and other intangible assets are disclosed in Note 3.

The assets’ useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.